Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	239,296	12,561,487
Cash amount	$ 13	$ 780
2021 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	12,554,879
Cash amount	$ 0	$ 779
2022 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	239,296	6,608
Cash amount	$ 13	$ 1